UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------

Check here if Amendment | |; Amendment Number:  _______

     This Amendment (Check only one):         | | is a restatement.
                                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Steel Partners II, L.P.
Address:     590 Madison Avenue, 32nd Floor
             New York, New York 10022

Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Lauren Isenman
Title:       Attorney-In-Fact for Warren G. Lichtenstein,
             Managing Member of General Partner of Steel Partners II, L.P.
Phone:       212-520-2300

Signature, Place, and Date of Signing:

            /s/ Lauren Isenman, New York, NY, November 14, 2006
            ------------------
Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   1
                                                       ------------------------

Form 13F Information Table Entry Total:                             34
                                                       ------------------------

Form 13F Information Table Value Total:                     $1,158,366
                                                       ------------------------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.       Form 13F File Number       Name

           1        28-10766                   Warren G. Lichtenstein
          ---       --------------------       ----------------------


                                                  FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF              VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS       CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----       -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

CRONOS GROUP S A             SHS         L20708100    18733  1440971    SH             OTHER        1          0     1440971    0

AMERICAN INDEPENDENCE CORP   COM NEW     026760405     3231   283711    SH             OTHER        1          0      283711    0

ANGELICA CORP                COM         034663104    31422  1847250    SH             OTHER        1          0     1847250    0

ASHLAND INC NEW              COM         044209104    41776   655000    SH             OTHER        1          0      655000    0

BAIRNCO CORP                 COM         057097107    13322  1110200    SH             OTHER        1          0     1110200    0

BRINKS CO                    COM         109696104   200259  3774200    SH             OTHER        1          0     3774200    0

C&D TECHNOLOGIES INC         COM         124661109     3259   459000    SH             OTHER        1          0      459000    0

CHEROKEE INTL CORP           COM         164450108     6377  1821939    SH             OTHER        1          0     1821939    0

CONTINENTAL MATLS CORP       COM PAR     211615307     8795   335700    SH             OTHER        1          0      335700    0
                             $0.25

DCAP GROUP INC               COM         233065200       35    18181    SH             OTHER        1          0       18181    0

EARTHLINK INC                COM         270321102    50418  6925522    SH             OTHER        1          0     6925522    0

ENPRO INDS INC               COM         29355X107    94791  3153403    SH             OTHER        1          0     3153403    0

ENSTAR GROUP INC GA          COM         29358R107    17657   184815    SH             OTHER        1          0      184815    0

GENCORP INC                  COM         368682100    51015  3973100    SH             OTHER        1          0     3973100    0

HALLMARK FINL SVCS INC EC    COM NEW     40624Q203      329    29083    SH             OTHER        1          0       29083    0

IKON OFFICE SOLUTIONS INC    COM         451713101   187573 13956300    SH             OTHER        1          0    13956300    0


INDEPENDENCE HLDG CO NEW     COM NEW     453440307     2355   108234    SH             OTHER        1          0      108234    0

IPASS INC                    COM         46261V108     9604  2052040    SH             OTHER        1          0     2052040    0

LAYNE CHRISTENSEN CO         COM         521050104    40468  1416447    SH             OTHER        1          0     1416447    0

LUBRIZOL CORP                COM         549271104    35445   775100    SH             OTHER        1          0      775100    0

NATHANS FAMOUS INC NEW       COM         632347100    13746  1018200    SH             OTHER        1          0     1018200    0

NAUGATUCK VY FINL CORP       COM         639067107      243    21834    SH             OTHER        1          0       21834    0

NEW FRONTIER MEDIA INC       COM         644398109    29316  3553503    SH             OTHER        1          0     3553503    0

P & F INDS INC               CL A NEW    692830508     3412   351085    SH             OTHER        1          0      351085    0

REUNION INDS INC             COM         761312107      413   779420    SH             OTHER        1          0      779420    0

RONSON CORP                  COM NEW     776338204      876   438128    SH             OTHER        1          0      438128    0

ROTECH HEALTHCARE INC        COM         778669101     6450  5374940    SH             OTHER        1          0     5374940    0

S L INDS INC                 COM         784413106    30448  1586650    SH             OTHER        1          0     1586650    0

SELECTICA INC                COM         816288104     3755  1545222    SH             OTHER        1          0     1545222    0

STRATEGIC DISTR INC          COM NEW     862701307     3500   289489    SH             OTHER        1          0      289489    0

STRATOS INTERNATIONAL INC    COM NEW     863100202    15111  2183650    SH             OTHER        1          0     2183650    0

UNITED INDL CORP             COM         910671106   103573  1935950    SH             OTHER        1          0     1935950    0

VECTOR GROUP LTD             COM         92240M108    27634  1703679    SH             OTHER        1          0     1703679    0

WALTER INDS INC              COM         93317Q105   103025  2413900    SH             OTHER        1          0     2413900    0





